UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

August 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.8%
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$705	$803,305

		$803,305

Education — 19.8%
Bowling Green State University, 5.00%, 6/1/42	$315	$364,726
Kent State University, 5.00%, 5/1/30	450	539,622
Miami University, 4.00%, 9/1/39	500	529,415
Miami University, 5.00%, 9/1/33	1,000	1,134,550
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/42	1,050	1,227,922
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	285	309,664
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	400	437,828
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	575,610
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/42	500	582,740
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,050,930
Ohio State University, 5.00%, 12/1/28	480	609,206
Ohio State University, 5.00%, 12/1/30	545	691,082
University of Cincinnati, 5.00%, 6/1/34	500	553,585

		$8,606,880

Electric Utilities — 5.0%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$527,683
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	765	809,431
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	225	260,753
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	572,955

		$2,170,822

Escrowed/Prerefunded — 21.9%
Barberton City School District, Prerefunded to 6/1/18, 4.50%, 12/1/33	$900	$925,137
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	1,750	1,876,070
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	1,025	1,069,413
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	445	449,780
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	155	171,267
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	170	188,314
Huber Heights City School District, Prerefunded to 12/1/19, 4.75%, 12/1/25	595	645,879
Montgomery County, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.50%, 5/1/34	175	188,326
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), Prerefunded to 1/1/19, 5.50%, 1/1/39	1,000	1,061,780
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	155	172,183
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.25%, 7/1/44	850	950,147
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	350	394,114

Security	Principal Amount (000’s omitted)	Value
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	$20	$25,982
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	250	273,000
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), Prerefunded to 12/1/20, 5.25%, 12/1/37	1,000	1,137,970

		$9,529,362

General Obligations — 5.1%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$383,810
Lakewood City School District, 5.00%, 11/1/39	400	462,016
Oregon City School District, 4.00%, 12/1/30	1,250	1,370,212

		$2,216,038

Hospital — 20.0%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,186,531
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	633,674
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	546,660
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	800	870,144
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	288,523
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	850,905
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	315	325,228
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	543,775
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	864,800
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	325	340,428
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/43	975	1,031,686
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	221,031
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	644,614
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	186,207
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	92,583
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	86,697

		$8,713,486

Housing — 5.6%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,430	$2,460,618

		$2,460,618

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,587

		$556,587

Insured-Education — 2.1%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$816,975
Kent State University, (AGC), 5.00%, 5/1/26	85	90,615

		$907,590

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 12.1%
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$533,118
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	881,700
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	685,986
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,443,050
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	327,713
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	211,748
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	164,458

		$5,247,773

Insured-Escrowed/Prerefunded — 18.9%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,071,180
Brooklyn City School District, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	555	626,762
Buckeye Valley Local School District, (AGC), Prerefunded to 12/1/18, 5.00%, 12/1/36	500	526,340
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	915	978,968
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	425	454,712
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,750	1,847,387
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	526,187
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	154,749
University of Akron, Series 2008A, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	1,500	1,521,120
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	180	182,552
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	320	324,506

		$8,214,463

Insured-General Obligations — 6.8%
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	$2,455	$1,710,472
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,271,410

		$2,981,882

Insured-Hospital — 4.5%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)	$1,940	$1,981,089

		$1,981,089

Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$112,304

		$112,304

Insured-Transportation — 9.0%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$665,910
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	156,304
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,216,710
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,271,180
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	630,333

		$3,940,437

Insured-Water and Sewer — 1.6%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$677,715

		$677,715

Other Revenue — 3.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,007,230
Summit County Port Authority, 5.00%, 12/1/31	445	504,083

		$1,511,313

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 3.9%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$703,840
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	405,735
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	255,670
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	318,530

		$1,683,775

Special Tax Revenue — 7.4%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$285,750
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	571,500
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	213,739
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	343,467
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/29	1,500	1,828,095

		$3,242,551

Transportation — 0.6%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$254,299

		$254,299

Water and Sewer — 2.6%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$583,540
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	570,060

		$1,153,600

Total Tax-Exempt Investments — 153.8% (identified cost $61,085,496)		$66,965,889

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (9.9)%		$(4,325,318)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (42.0)%		$(18,305,443)

Other Assets, Less Liabilities — (1.9)%		$(793,478)

Net Assets Applicable to Common Shares — 100.0%		$43,541,650

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2017, 35.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 16.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open derivative instruments at August 31, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,586,097

Gross unrealized appreciation	$5,991,744
Gross unrealized depreciation	(66,952)

Net unrealized appreciation	$5,924,792

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$66,965,889	$—	$66,965,889
Total Investments	$—	$66,965,889	$—	$66,965,889

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At August 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2017